ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Accounts Receivable Net Current	$ 37,885	$ 37,885	$ 37,885	$ 37,885	$ 191,601	$ 216,641
Revenue	$ 183,473	$ 113,784	$ 380,325	$ 279,872	$ 1,030,113	6,641
Concentration Risk Percentage					10.00%
Sothema [Member]
Accounts Receivable Net Current					$ 85,000	$ 135,035
Sothema [Member] | Sales Revenue Net [Member]
Revenue					$ 175,000
Concentration Risk Percentage					17.00%
Sothema [Member] | Billed Revenue [Member]
Concentration Risk Percentage					27.00%
Ovation Pharma [Member]
Accounts Receivable Net Current					$ 52,187
Revenue					100,000
Ovation Pharma [Member] | Sales Revenue Net [Member]
Revenue					$ 245,380
Concentration Risk Percentage					23.00%
Ovation Pharma [Member] | Billed Revenues [Member]
Concentration Risk Percentage					44.00%	52.00%
WalMart [Member]
Accounts Receivable Net Current					$ 37,963		$ 20,580
WalMart [Member] | Sales Revenue Net [Member]
Revenue					$ 171,600
Concentration Risk Percentage					16.00%
WalMart [Member] | Billed Revenues [Member]
Concentration Risk Percentage					11.00%	15.00%